Notes Related to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Intangible Assets

	As of December 31,
(in thousands of euros)	2015	2016	2017
Other intangible assets	184	209	234

Total historical cost	184	209	234

Accumulated amortization of other intangible assets	(122)	(152)	(180)

Total accumulated amortization and depreciation	(122)	(152)	(180)

Total, net	61	57	53

Schedule of Property, Plant and Equipment

At December 31, 2017, property, plant and equipment are composed as follows:

(in thousands of euros)	As of January 1, 2017	Increase	Decrease	As of December 31, 2017
Laboratory equipment	974			974
Assets under construction	862	868		1,730
Plant, equipment, and tooling	850	270	—	1,121
General equipment, fixtures and fittings	1,466	389	—	1,855
Office equipment and computers	531	137	—	668

Total gross value	4,684	1,664	—	6,349

Accumulated depreciation of laboratory equipment	(882)	(48)	—	(930)
Accumulated depreciation of plant, equipment and tooling	(523)	(118)	—	(641)
Accumulated depreciation of general equipment, fixtures and fittings	(909)	(207)	—	(1,116)
Accumulated depreciation of office equipment and computers	(125)	(129)	—	(255)

Total accumulated depreciation	(2,439)	(503)	—	(2,439)

Total net value	2,245	1,161	—	3,407

Property, plant and equipment held under finance leases amounts to €203 thousand and €116 thousand as of December 31, 2016 and 2017, respectively.

At December 31, 2016, property, plant and equipment are composed as follows:

(in thousands of euros)	As of January 1, 2016	Increase	Decrease	As of December 31, 2016
Laboratory equipment	974			974
Assets under construction	44	862	(44)	862
Plant, equipment, and tooling	727	123	—	850
General equipment, fixtures and fittings	1,079	387	—	1,466
Office equipment and computers	134	397	—	531

Total gross value	2,958	1,770	(44)	4,684

Accumulated depreciation of laboratory equipment	(831)	(51)	—	(882)
Accumulated depreciation of plant, equipment and tooling	(426)	(98)	—	(523)
Accumulated depreciation of general equipment, fixtures and fittings	(733)	(175)	—	(909)
Accumulated depreciation of office equipment and computers	(51)	(74)	—	(125)

Total accumulated depreciation	(2,041)	(398)		(2,439)

Total net value	918	1,372	(44)	2,245

Property, plant and equipment held under finance leases amounts to €143 thousand and €203 thousand as of December 31, 2015 and 2016, respectively.

At December 31, 2015, property, plant and equipment are composed as follows:

(in thousands of euros)	As of January 1, 2015	Increase	Decrease	As of December 31, 2015
Laboratory equipment	974	—	—	974
Assets under construction	112	29	(98)	44
Plant, equipment, and tooling	617	110	—	727
General equipment, fixtures and fittings	959	120	—	1,079
Office equipment and computers	76	59	—	134

Total gross value	2,738	318	(98)	2,958

Accumulated depreciation of laboratory equipment	(753)	(78)	—	(831)
Accumulated depreciation of plant, equipment and tooling	(346)	(79)	—	(426)
Accumulated depreciation of general equipment, fixtures and fittings	(636)	(98)	—	(733)
Accumulated depreciation of office equipment and computers	(36)	(15)	—	(51)

Total accumulated depreciation	(1,771)	(270)	—	(2,041)

Total net value	967	48	(98)	918

Schedule of Inventories	6.4 Inventories

	As of December 31,
	2015	2016	2017
(in thousands of euros)
Production inventory	79	71	104
Laboratory inventory	87	74	72

Total inventory	166	145	176

Schedule of Other Current Assets

6.6 Other current assets

	As of December 31,
	2015	2016	2017
(in thousands of euros)
Research Tax Credit	3,743	3,321	3,326
Tax receivables (e.g. VAT) and other receivables	1,190	863	1,114
Cash to be received from bank related to exercise of warrants	553	—	23
Prepayments	220	339	1,327

Total	5,705	4,524	5,791

Summary of Cash and Cash Equivalents

Cash and cash equivalents

	As of December 31,
(in thousands of euros)	2015	2016	2017
Cash and cash equivalents	45,634	37,646	185,525

Total cash and cash equivalents as reported in statement of financial position	45,634	37,646	185,525

Bank overdrafts	—	—	10

Total cash and cash equivalents as reported in statement of cash flow	45,634	37,646	185,515

Summary of Shareholders' Equity

Following the private placement completed in April 2017 and the IPO in November 2017, as well as the exercise of subscription warrants, the capital was increased to 17,937,559 shares with a nominal value of 0.10 euro as at December 31, 2017.

Nature of transactions	Number of shares
Balance as of January 1, 2015	6,882,761
Exercise of share warrants	101,850
Private placement with institutional investors	940,000
Balance as of January 1, 2016	7,924,611
Follow-on offering	793,877
Exercise of share warrants	14,160
Balance as of January 1, 2017	8,732,648
Exercise of share warrants	17,200
Free shares / Stock options / Share warrants	7,574
Private placement with institutional investors in April	3,000,000
Initial Public Offering (including 5,389,021 ordinary shares in the form of ADSs)	6,180,137

Total as of December 31, 2017	17,937,559

Basic Earnings per Share and Diluted Earnings (Loss) per Share

Basic earnings per share and diluted earnings (loss) per share

	For the year ended December 31,
(in thousands of euros)	2015	2016	2017
Net loss (in thousands of euros)	(15,013)	(21,913)	(33,530)
Weighted number of shares for the period	6,957,654	7,983,642	11,370,557
Basic loss per share (€/share)	(2,16)	(2.74)	(2.95)

Diluted loss per share (€/share)	(2.16)	(2.74)	(2.95)

Summary of Details of Provisions	The provisions can be detailed as follows:

	As of December 31,
(in thousands of euros)	2015	2016	2017
Provision for retirement indemnities	100	163	214
Provisions for disputes	81	—	—

Total	181	163	214

Estimate of the Retirement Commitments

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	2015	2016	2017
Discount rate	2.03%	1.36%	1.30%
Wage increase	2%	2%	2%
Social welfare contribution rate	Non-executive 44%	Non-executive 44%	Non-executive 44%
	Executive 54%	Executive 54%	Executive 54%
Expected staff turnover	0-10%	0-10%	0-10%
Age of retirement:	65-67 years	65-67 years	65-67 years
Mortality table	INSEE 2014	INSEE 2014	INSEE 2014

Summary of breakdown of provisions

The breakdown of provisions is as follows:

In thousands of euros	Opening	Other (1)	Provisions	Reversals	Closing
Period from January 1 to December 31, 2015
Retirement indemnity provision	89	(8)	20	—	100
Provision for disputes	—	—	81	—	81

Net closing balance	89	(8)	101	—	181
Period from January 1 to December 31, 2016
Retirement indemnity provision	100	30	33	—	163
Provision for disputes	81	—	—	81	—

Net closing balance	181	30	33	81	163
Period from January 1 to December 31, 2017
Retirement indemnity provision	163	(8)	59	—	214
Provision for disputes	—	—	—	—	—

Net closing balance	163	(8)	59	—	214

(1)	The “Other” differences relate to actuarial gains and losses

Summary of Financial Liabilities by Type

Financial liabilities by type

	As of December 31,
(in thousands of euros)	2015	2016	2017
Financial liabilities related to finance leases	144	204	117
Bank overdrafts	—	—	11
Conditional advances	563	1,182	1,182
Bank loans	—	1,480	1,534

Total financial liabilities	707	2,865	2,843

Summary of Financial Liabilities by Maturity

Maturity dates of financial liabilities as of December 31, 2015 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	—	—	—	—	—
Conditional advances	501	—	—	63	563
Liabilities related to leases	56	88	—	—	144

Total financial liabilities	556	88	—	63	707

Maturity dates of financial liabilities as of December 31, 2016 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	—	1,480	—	—	1,480
Conditional advances	—	—	—	1,182	1,182
Liabilities related to leases	50	154	—	—	204

Total financial liabilities	50	1,634	—	1,182	2,865

Maturity dates of financial liabilities as of December 31, 2017 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	735	799	—	—	1,534
Conditional advances	—	—	—	1,182	1,182
Liabilities related to leases	79	39	—	—	117
Bank overdrafts	11	—	—	—	11

Total financial liabilities	824	838	—	1,182	2,843

Summary of Main Terms of Agreements

The main terms of the agreements as well as the balances as of December 31, 2016 and 2017 respectively are presented below:

Conditional advances (amounts received/paid)	€ ‘000
Conditional advance granted by BPI France / Pancreas project	735
Conditional advance granted by BPI France / GR-SIL project	81
Conditional advance granted by BPI France / Tedac project	63
Total conditional advances granted by BPI France as of 31 December 2012 (nominal value)	879
Effect of the discount	(122)

Total conditional advances granted by BPI France as of 31 December 2012 (present value)	757

Repayment in 2013	(115)
Of which BPI France / Pancreas project	(100)

Of which GR-SIL project	(15)
Interest capitalized in 2013	52

Financial liabilities as of December 31, 2013	694

Repayment in 2014	(184)
Of which BPI France / Pancreas project	(150)
Of which GR-SIL project	(34)
Interest capitalized in 2014	39

Financial liabilities as of December 31, 2014	549

Repayment in 2015	(9)
Interest capitalized in 2015	23

Financial liabilities as of December 31, 2015	563

Repayment in 2016	(508)
Of which BPI France / Pancreas project	(485)
Of which GR-SIL project	(23)
Conditional advance granted by BPI France / Tedac project	1,118
Interest capitalized in 2016	7

Financial liabilities as of December 31, 2016	1,181

Repayment in 2017	—

Interest capitalized in 2017	—

Financial liabilities as of December 31, 2017	1,181

Summary of Trade and Other Payables

	As of December 31,
(in thousands of euros)	2015	2016	2017
Domestic vendors	1,904	2,802	2,335
Foreign vendors	1,371	745	2,631
Vendors—Accruals	498	1,292	3,211
Other	(101)	(7)	(101)

Total trade and other payables	3,672	4,832	8,076

Disclosure of Other Current Liabilities

Other current liabilities

	As of December 31,
(in thousands of euros)	2015	2016	2017
Social liabilities, taxation and social security	1,241	1,465	2,706
Deferred revenue		—	—
Other payables	71	—	—

Total other current liabilities	1,311	1,465	2,706

Summary of Transactions Between Related Parties

2017				2016			2015
In thousand of euros	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments
Executive officers / VP and Qualified person	654	19	306	498	15	226	825	6	241
Executive committee	1,519	25	478	818	10	495	279	1	554
Board of directors	229	—	336	184	—	37	172	—	1,593

Total	2,402	44	1,120	1,500	25	758	1,276	7	2,387

Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss)

As of December 31, 2015 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	97	—	97	—	97
Trade and other receivables	424	—	424	—	424
Other current assets	5,705	—	5,705	—	5,705
Cash and cash equivalents (2)	45,634	45,634	—	—	45,634

Total financial assets	51,860	45,634	6,226	—	51,860

Financial liabilities – Non-current portion (3)	151	—	—	151	151
Financial liabilities – Current portion (3)	557	—	—	557	557
Trade payables and related accounts	3,672	—	—	3,672	3,672

Total financial liabilities	4,380	—	—	4,380	4,380

As of December 31, 2016 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	132	—	132	—	132
Trade and other receivables	218	—	218	—	218
Other current assets	4,524	—	4,524	—	4,524
Cash and cash equivalents (2)	37,646	37,646	—	—	37,646

Total financial assets	42,520	37,646	4,874	—	42,520

Financial liabilities – Non-current portion (3)	2,816	—	—	2,816	2,816
Financial liabilities – Current portion (3)	50	—	—	50	50
Trade payables and related accounts	4,832	—	—	4,832	4,832

Total financial liabilities	7,697	—	—	7,697	7,697

As of December 31, 2017 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	234	—	234	—	234
Trade and other receivables	76	—	76	—	76
Other current assets	5,790	—	5,790	—	5,790
Cash and cash equivalents (2)	185,525	185,525	—	—	185,525

Total financial assets	191,626	185,525	6,100	—	191,626

Financial liabilities – Non-current portion	2,019	—	—	2,019	2,019
Financial liabilities – Current portion (3)	824	—	—	824	824
Trade payables and related accounts (3)	8,076	—	—	8,076	8,076

Total financial liabilities	10,919	—	—	10,919	10,919

(1)	The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)	Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 and level 2 measurements, respectively.
(3)	The fair value of financial liabilities is determined using level 2 measurements.